ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2019
Disclosure Of Accounting Policies [Abstract]
ACCOUNTING POLICIES
NOTE 9 – ACCOUNTING POLICIES

General information
The information for the year ended 31 December 2018 does not constitute statutory accounts as defined in section 435 of the Companies Act 2006. A copy of the statutory accounts for that year has been delivered to the Registrar of Companies. The auditor's report on those accounts was not qualified, did not include a reference to any matters to which the auditors drew attention by way of emphasis without qualifying the report and did not contain statements under section 498(2) or (3) of the Companies Act 2006.

Significant accounting policies
The interim report for the period 1 January-30 June 2019 is presented in accordance with IAS 34 "Interim Financial Reporting" as adopted by the EU and as issued by the IASB. The interim report has been prepared using the accounting policies of TORM plc that are consistent with the accounting policies of the Annual Report 2018 and additional IFRS standards endorsed by the EU and as issued by the IASB effective for accounting periods beginning after 1 January 2019. New standards have not had any material effect on the interim report other than mentioned below. The accounting policies are described in more detail in the Annual Report 2018. The interim report for the period 1 January-30 June 2019 is not audited or reviewed, in line with normal practice.

Implementation of IFRS 16
IFRS 16 “Leases” became effective as of 1 January 2019, and the standard has been implemented using the modified retrospective approach, where comparative information is not restated. TORM has in the past accounted for leaseback vessels as finance leases, and the implementation of IFRS 16 does not change the accounting for these vessels, which are presented as part of “Vessels and capitalized dry-docking” on the balance sheet. The impact of introducing IFRS 16 in TORM is limited to leasing agreements regarding office buildings and other administrative assets such as cars, office equipment, etc. The implementation of IFRS 16 requires capitalization of the related lease agreements, and the effect as of 1 January 2019 is a recognition of a right-of-use asset and leasing liability of USD 11.4m. The right-of-use assets are shown as part of “Land and buildings” and “Other plant and operating equipment” on the balance sheet. The implementation of IFRS 16 will only have a minor negative effect on the “Profit and Loss” in 2019 but will improve the Alternative Performance Measure (APM) “EBITDA” by estimated USD 2.8m of which USD 2.5m will be reclassified from the line item “Administrative expenses” to “Depreciation” and approx. USD 0.3m will be reclassified from “Administrative expenses” to “Financial expenses”.

Going concern
The Group monitors its funding position throughout the year to ensure that it has access to sufficient funds to meet its forecasted cash requirements, including newbuildings and loan commitments, and to monitor compliance with the financial covenants in its loan facilities. As of 30 June 2019, TORM’s available liquidity including undrawn facilities was USD 367m, TORM’s net debt was USD 623m and the net debt loan-to-value ratio was 51%. TORM performs sensitivity calculations to reflect different scenarios including, but not limited to, future freight rates and vessel valuations in order to identify risks to future liquidity and covenant compliance and to enable Management to take corrective actions, if required. The principal risks and uncertainties facing the Group are set out on page 11.

The Board of Directors has considered the Group’s cash flow forecast and the expected compliance with the Company’s financial covenants for a period of not less than 12 months from the date of approval of these financial statements. Based on this review, the Board of Directors has a reasonable expectation, taking reasonable changes in trading performance and vessel valuations into account, that the Group will be able to continue in operational existence and comply with its financial covenants for the next 12 months. Accordingly, the Group continues to adopt the going concern principle in preparing its financial statements.